Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1212 773 3000 Fax: +1212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures
Enterprise Fleet Financing 2022-1, LLC Enterprise Fleet Management, Inc. 600 Corporate Park Drive St. Louis, Missouri 63105	11 March 2022

Re:	Enterprise Fleet Financing 2022-1, LLC (the “Issuer’’) Series 2022-1 Asset Backed Notes (the “Notes”) Sample Lease Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Issuer, Enterprise Fleet Management, Inc. (the “Sponsor”), MUFG Securities Americas Inc. (the “Lead Initial Purchaser”), Mizuho Securities USA LLC (“Mizuho Securities”), SG Americas Securities, LLC (“Societe Generale”) and TD Securities (USA) LLC (“TD Securities,” together with the Issuer, Sponsor, Lead Initial Purchaser, Mizuho Securities and Societe Generale, the “Specified Parties”), for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to a pool of leases (the “Leases”) and the vehicles subject to those Leases relating to the Issuer’s securitization transaction. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.
The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Issuer, provided us with:
a.	Electronic data files:
i.
Labeled “DATA_TAPE_202202.accdb” and the corresponding record layout and decode information, as applicable (the “Preliminary Data File”), that the Sponsor, on behalf of the Issuer, indicated contains information relating to certain leases and the vehicles subject to those leases as of 31January 2022 (the “Cutoff Date”),

ii.
Labeled “DATA_TAPE.accdb” and the corresponding record layout and decode information, as applicable (the “Data File”), that the Sponsor, on behalf of the Issuer, indicated contains information relating to certain leases and the vehicles subject to those leases as of the Cutoff Date,

b.	Imaged copies of:
i.
The master equity lease agreement, master walkaway lease agreement, assignment and assumption agreement, open-end lease agreement and any corresponding amendments or addendums or other related documents (collectively and as applicable, the “Master Lease Agreement”),

ii.	Certain printed screen shots from the Sponsor’s servicing system (the “System Screen Shots”),
iii.	The credit review file (the “Credit Review File”),
iv.
The certificate of title and corresponding affidavit of correction, as applicable, certificate of origin for a vehicle, vehicle record, electronic title, certificate of vehicle registration, VTR inquiry, CVR inquiry report, multi- purpose application, current title, application to title, vehicle registration inquiry report, registration certificate or other related documents (collectively and as applicable, the “Title”) and

v.
The vehicle or equipment certificate of insurance, certificate of liability insurance, evidence of property insurance, evidence of property coverage, self-insurance addendum to the Master Lease Agreement, liability and property coverage certificate, certificate of property insurance, certificate of coverage, certificate of insurance, insurance policy, certificate of liability coverage, lessor evidence of insurance, statement of self- insurance, lessor - additional insured and loss payee, loss payable addendum, intergovernmental risk pool certificate of coverage, risk management fund interlocal agreement, insurance letter, insurance lender inquiry, Section 11(a) of the Master Lease Agreement and/or other related documents (collectively and as applicable and available, the “Insurance Source Documents,” together with the Master Lease Agreement, System Screen Shots, Credit Review File and Title, the “Source Documents”)

that the Sponsor, on behalf of the Issuer, indicated relate to each Sample Lease (as defined in Attachment A),
c.
Certain schedules and the corresponding record layout and decode information, as applicable (the “Accumulated Depreciation Schedules,” together with the Source Documents, the “Sources”), that the Sponsor, on behalf of the Issuer, indicated contain monthly accumulated depreciation amounts for certain Sample Leases,

d.
The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Base Data File and Base Data File (both as defined in Attachment A), which is shown on Exhibit 1 to Attachment A, and

e.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, certain information contained on the Preliminary Base Data File and Base Data File is the “Subject Matter” as of the date of this report.
The procedures included in Attachment A were limited to comparing, observing or recalculating certain information that is further described in Attachment A. The Issuer is responsible for the Subject Matter, Preliminary Data File, Data File, Sources, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Preliminary Data File, Data File, Sources or any other information provided to us, or that we were instructed to obtain, as applicable, by the Sponsor, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Preliminary Base Leases, Base Leases (both as defined in Attachment A) or Leases, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Issuer, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Leases conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Leases,
iii.	Whether the originator(s) of the Leases complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Issuer and to meet our other ethical responsibilities, as applicable for agreed- upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 - Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP
11 March 2022

Attachment A Page 1 of 3

Procedures performed and our associated findings

1.
As instructed by the Sponsor, on behalf of the Issuer, we removed the leases and the vehicles subject to those leases from the Preliminary Data File with a financial issuance description (FIN_ISS_DSC) not containing the word “Base,” as shown on the Preliminary Data File.

The Preliminary Data File, as adjusted, is hereinafter referred to as the “Preliminary Base Data File.” The Sponsor, on behalf of the Issuer, indicated that the leases and the vehicles subject to those leases on the Preliminary Base Data File are the “Preliminary Base Leases” and are expected to be representative of the Leases.

2.
As instructed by the Sponsor, on behalf of the Issuer, we randomly selected a sample of 150 Preliminary Base Leases from the Preliminary Base Data File (the “Sample Leases”). For the purpose of this procedure, the Sponsor, on behalf of the Issuer, did not inform us as to the basis for how they determined the number of Sample Leases or the methodology they instructed us to use to select the Sample Leases from the Preliminary Base Data File.

For the purpose of the procedures described in this report, the 150 Sample Leases are referred to as Sample Lease Numbers 1 through 150.

3.	For each Sample Lease, we:

a.
Compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Base Data File, to the corresponding information located on, orto the corresponding information we recalculated using information located on, the corresponding Sources, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Issuer, described in the notes to Exhibit 1 to Attachment A. The Source(s) that we were instructed by the Sponsor, on behalf of the Issuer, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was found to be in agreement.

b.
Observed that the corresponding Master Lease Agreement contained a signature in the lessee signature section of such Master Lease Agreement. We performed no procedures to determine the validity of the signature contained in the lessee signature section of such Master Lease Agreement.

c.
Observed that the corresponding Credit Review File contained either a line of credit authorization form or an addendum to the line of credit authorization form that had an (i) approval and (ii) electronic signature. We performed no procedures to determine the validity of the approval or electronic signature contained in such Credit Review File.

Attachment A Page 2 of 3

3. (continued)

d.
Compared the completed date, as shown in the corresponding Credit Review File, to the Cutoff Date, and, except for the Sample Leases listed on Exhibit 3 to Attachment A, observed that the completed date, as shown in such Credit Review File, was during the 12 month period ending on the Cutoff Date.

e.
Observed the party listed as owner name or for Sample Lease Numbers 100 and 117, name of purchaser, or for Sample Leases with a Title from the state of Oregon, security interest holder/lessor name, all as shown in the corresponding Title, all of which the Sponsor, on behalf of the Issuer, indicated is the “Owner.” As instructed by the Sponsor, on behalf of the Issuer, we listed the Owner that we observed, as shown in such Title, for each Sample Lease on Exhibit 4 to Attachment A. We performed no procedures to determine the validity of any party listed as owner name, name of purchaser or security interest holder/lessor name, as shown in such Title.

f.
Observed the loss payee name for physical damage insurance and additional insured name for liability insurance in the corresponding Insurance Source Documents (as applicable and available) or corresponding System Screen Shots (as applicable). As instructed by the Sponsor, on behalf of the Issuer, we listed the loss payee name for physical damage insurance and additional insured name for liability insurance that we observed, as shown in such Insurance Source Documents (as applicable and available) or System Screen Shots (as applicable), for each Sample Lease on Exhibit 5 to Attachment A. We also observed in such Insurance Source Documents (as applicable and available) or System Screen Shots (as applicable), subject to the instructions provided by the Sponsor, on behalf of the Issuer, described in the notes to Exhibit 5 to Attachment A, that:

i.
113 of the Sample Leases have Insurance Source Documents that indicate physical damage and liability insurance coverage and identify “Enterprise FM Trust” as both the loss payee and additional insured,

ii.
16 of the Sample Leases have Insurance Source Documents that indicate the lessee being self- insured for physical damage and that indicate liability insurance coverage and identify “Enterprise FM Trust” as the additional insured,

iii.
11of the Sample Leases have System Screen Shots that indicate “Enterprise Enrollment Coverage” as the insurance carrier for both physical damage and liability and that indicate the amount of physical damage and liability insurance that is billed each month,

iv.	Five of the Sample Leases have Insurance Source Documents that indicate the lessee being self-insured for both physical damage and liability,
v.
Three of the Sample Leases have System Screen Shots that indicate “Enterprise Enrollment Coverage” as the insurance carrier for only physical damage and that indicate the amount of physical damage insurance that is billed each month and have Insurance Source Documents that indicate liability insurance coverage and identify “Enterprise FM Trust” as the additional insured and

Attachment A Page 3 of 3

3. (continued)
f. (continued)

vi.
Two of the Sample Leases have Insurance Source Documents that indicate physical damage and liability insurance coverage and identify “Enterprise FM Trust” as the loss payee. We were unable to observe an additional insured for these Sample Leases. The Sponsor, on behalf of the Issuer, indicated that these Sample Leases’ Insurance Source Documents do not list “Enterprise FM Trust” as the additional insured because the lessees are government entities. We performed no procedures to determine the accuracy, completeness or reasonableness of the information provided by the Sponsor, on behalf of the Issuer, described in the preceding sentence.

We performed no procedures to determine the accuracy, completeness or reasonableness of the information described in this Item that is contained in the Insurance Source Documents or System Screen Shots (as applicable).
4.
As instructed by the Sponsor, on behalf of the Issuer, we removed the leases and the vehicles subject to those leases from the Data File with a financial issuance description (FIN_ISS_DSC) not containing the word “Base,” as shown on the Data File.

The Data File, as adjusted, is hereinafter referred to as the “Base Data File.” The Sponsor, on behalf of the Issuer, indicated that the leases and the vehicles subject to those leases on the Base Data File are the “Base Leases” and are expected to be representative of the Leases.
5.
For each lease on the Preliminary Base Data File and Base Data File, we compared the unit number (the “Unit Number”), as shown on the Preliminary Base Data File, to the corresponding Unit Number, as shown on the Base Data File, and noted that:

a.	All of the Base Leases included on the Base Data File were included on the Preliminary Base Date File,
b.	One of the Preliminary Base Leases included on the Preliminary Base Data File was not included on the Base Data File (the “Removed Preliminary Base Lease”) and
c.	None of the Sample Leases were the Removed Preliminary Base Lease.

6.
For each Sample Lease, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, all as shown on the Preliminary Base Data File, to the corresponding information, as shown on the Base Data File. Except for the information shown on Exhibit 6 to Attachment A, all such compared information was found to be in agreement.

Exhibit 1 to Attachment A

Sample Characteristics and Sources

Sample Characteristic	Preliminary Base Data File Field Name	Source(s)	Note(s)

Unit number	UNIT_NBR	System Screen Shots	i.
Client number	CLIENT_NUMBER	System Screen Shots	ii.
Legal name of the lessee	CLIENT_NAME	System Screen Shots	iii.
Vehicle make	VEHICLE_MAKE	System Screen Shots
Vehicle model	VEHICLE_MODEL	System Screen Shots
Vehicle type	VEH_TYPE_NAME	System Screen Shots
Contract type	LEASE_TYPE	System Screen Shots	iv.
Lease term	TERM	System Screen Shots	V.
Interest percentage	INT_PCT	System Screen Shots
Interest adjustment percentage	INT_ADJ_PCT	System Screen Shots	vi.
Vehicle residual value	RESIDUAL_VALUE_AMOUNT	(a) System Screen Shots and recalculation or	v., vii.
(b) System Screen Shots, Accumulated Depreciation Schedules and recalculation

Vehicle capitalized cost	CAP_COST_AMOUNT	System Screen Shots	v.
Client industry	BUSN_TYPE_DESC	System Screen Shots	viii.

Notes:

i.	For identification purposes only.

ii.
The Sponsor, on behalf of the Issuer, indicated that for certain Sample Leases (the “Affiliate Sample Leases”), the lessee is identified in the System Screen Shots as a sub-customer of a master customer (the “Master Customer”). For the purpose of comparing the client number Sample Characteristic for each Affiliate Sample Lease, the Sponsor, on behalf of the Issuer, instructed us to use the client number corresponding to the Master Customer, as shown in the System Screen Shots.

Exhibit 1 to Attachment A

Notes: (continued)
iii.	For the purpose of comparing the legal name of the lessee Sample Characteristic for each Affiliate Sample Lease, the Sponsor, on behalf of the Issuer, instructed us to:
a.	Use the legal name of the Master Customer, as shown in the System Screen Shots, and
b.	Ignore differences due to abbreviations, truncations and punctuation.

iv.	For the purpose of comparing the contract type Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Issuer, indicated that:
a.	A contract type of “type N,” as shown in the System Screen Shots, corresponds to a closed term lease (the “Closed Term Sample Leases”), as shown on the Preliminary Base Data File, and
b.	A contract type of “type E,” as shown in the System Screen Shots, corresponds to an open term lease (the “Open Term Sample Leases”), as shown on the Preliminary Base Data File.

v.
The Sponsor, on behalf of the Issuer, indicated that certain of the System Screen Shots contained account activity that occurred after the Cutoff Date. For the purpose of comparing the indicated Sample Characteristics for each Sample Lease, the Sponsor, on behalf of the Issuer, instructed us to only consider account activity that occurred on or prior to the Cutoff Date.

vi.	The Sponsor, on behalf of the Issuer, instructed us not to compare the interest adjustment percentage Sample Characteristic for the Closed Term Sample Leases.

Exhibit 1 to Attachment A

Notes: (continued)

vii.
For the purpose of comparing the vehicle residual value Sample Characteristic for each Sample Lease (except for Sample Lease Numbers 91and 150) (subject to the additional instruction(s) provided by the Sponsor, on behalf of the Issuer, described in the succeeding paragraph(s) of this note and in accordance with any other applicable note(s)), the Sponsor, on behalf of the Issuer, instructed us to recalculate the vehicle residual value by subtracting the:

a.	Product of:
i.	The monthly depreciation amount and
ii.	The difference between the lease term and months in service
from
b.	Sum of the unit delivered price and accumulated depreciation reserve, all as shown in the System Screen Shots.

For the purpose of comparing the vehicle residual value Sample Characteristic for Sample Lease Numbers 91and 150, the Sponsor, on behalf of the Issuer, instructed us to recalculate the vehicle residual value by subtracting the:
a.	Product of:
i.	The unit delivered price,
ii.	The depreciation percent and
iii.	The difference between the lease term and months in service, all as shown in the System Screen Shots, from
b.	Sum of the:
i.	Unit delivered price, as shown in the System Screen Shots, and
ii.	Sum of the depreciation amount for each corresponding month in service, as shown on the Accumulated Depreciation Schedules.

For the purpose of the procedures described in this note, the Sponsor, on behalf of the Issuer, instructed us to ignore differences of+/-$1.00 or less.
For the avoidance of doubt with respect to the recalculations described above, the accumulated depreciation reserve and the sum of the depreciation amounts, as shown in the System Screen Shots or Accumulated Depreciation Schedules, as applicable, are negative values, and the recalculations described above reduce the unit delivered price by such accumulated depreciation reserve or sum of the depreciation amounts, as applicable.

viii.
For the purpose of comparing the client industry Sample Characteristic for each Affiliate Sample Lease, the Sponsor, on behalf of the Issuer, instructed us to use the client industry corresponding to the Master Customer, as shown in the System Screen Shots.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Issuer, described in the notes above.

Exhibit 2 to Attachment A
Sample Characteristic Difference
Sample Lease Number	Sample Characteristic	Preliminary Base Data File Value	Source Document Value

146	Vehicle residual value	$4,139.82	$3,538.51

Exhibit 3 to Attachment A
Credit Review File Completed Dates More Than 12 Months Prior to the Cutoff Date
Sample Lease Number	Completed Date
19	4/17/2020
81	11/12/2020
135	1/18/2021

Note:
The Sponsor, on behalf of the Issuer, indicated that their credit and collection policy allows them to utilize a combination of objective measurements, subjective considerations and controls to determine when or if a credit review is necessary. The Sponsor, on behalf of the Issuer, indicated that while most clients are assigned a credit review date that is intended to result in an annual credit review, such date is not a defined date for performing a credit review. Additionally, the Sponsor, on behalf of the Issuer, indicated that credit personnel can use judgment to determine if a review is necessary or if it can be deferred and that common items they might consider include (but are not limited to):
a.	Whether or not the client plans to place additional orders over the next year and/or whether the expected timing of those additional orders allows for the credit review to be deferred,
b.	The level of risk inherent with the client’s fleet,
c.	How long they have been a client,
d.	Whether the latest financial information may be reviewed without performing a complete credit review (if the credit file is for a public company) and
e.	Whether the client has been placed on credit hold or order hold.

We performed no procedures to determine the accuracy, completeness or reasonableness of the information provided by the Sponsor, on behalf of the Issuer, described above.

Exhibit 4 to Attachment A

Owner

Sample Lease Number	Owner

1	Enterprise FM Trust Lessor Lessee
2	Enterprise FM Trust
3	Enterprise FM Trust
4	Enterprise FM Trust LSR LSE
5	Enterprise FM Trust LSR LSE
6	Enterprise FM Trust
7	Enterprise FM Trust
8	Enterprise FM Trust
9	Enterprise FM Trust
10	Enterprise FM Trust
11	Enterprise FM Trust LSR
12	Lessee Enterprise FM Trust Lessor
13	Enterprise FM Trust
14	Enterprise FM Trust
15	Enterprise FM Trust
16	Enterprise FM Trust
17	Enterprise FM Trust Lessor Lessee C/O
18	Enterprise FM Trust
19	Enterprise FM Trust LSR
20	Enterprise FM Trust
21	Enterprise FM Trust
22	Enterprise FM Trust
23	Enterprise FM Trust
24	Enterprise FM Trust
25	Enterprise FM Trust
26	Enterprise FM Trust
27	Enterprise FM Trust
28	Enterprise FM Trust
29	Enterprise FM Trust
30	Enterprise FM Trust LSR LSE
31	Enterprise FM Trust
32	Enterprise FM Trust LSR LSE
33	Enterprise FM Trust LSR LSE
34	Enterprise FM Trust
35	Enterprise FM Trust
36	Enterprise FM Trust LSR LSE
37	Enterprise FM Trust
38	Enterprise FM Trust

Exhibit 4 to Attachment A

Sample Lease Number	Owner

39	Enterprise FM Trust%
40	Enterprise FM Trust
41	Enterprise FM Trust LSR/ LSE
42	Enterprise FM Trust
43	Enterprise FM Trust - Lessor - Lessee
44	Enterprise FM Trust LSR LSE
45	Enterprise FM Trust
46	Enterprise FM Trust
47	Enterprise FM Trust
48	Enterprise FM Trust
49	Enterprise FM Trust
50	Enterprise FM Trust
51	Enterprise FM Trust LSR LSE
52	Enterprise FM Trust
53	Enterprise FM Trust Lessor Lessee
54	Enterprise FM Trust
55	Enterprise FM Trust
56	Enterprise FM Trust LSR LSE
57	Enterprise FM Trust LSR
58	Enterprise FM Trust
59	Enterprise FM Trust
60	Enterprise FM Trust
61	Enterprise FM Trust
62	Enterprise FM Trust
63	Enterprise FM Trust
64	Enterprise FM Trust LSR LSE
65	Enterprise FM Trust
66	Enterprise FM Trust
67	Enterprise FM Trust LSR LSE
68	Enterprise FM Trust
69	Enterprise FM Trust
70	Enterprise FM Trust
71	Enterprise FM Trust LSR LSE
72	Enterprise FM Trust
73	Enterprise FM Trust
74	Enterprise FM Trust
75	Enterprise FM Trust
76	Enterprise FM Trust
77	Enterprise FM Trust

Exhibit 4 to Attachment A

Sample Lease Number	Owner

78	Enterprise FM Trust
79	Enterprise FM Trust
80	Enterprise FM Trust
81	Enterprise FM Trust
82	Enterprise FM Trust
83	Enterprise FM Trust LSR SD LSE
84	Enterprise FM Trust
85	Enterprise FM Trust-Lessor
86	Enterprise FM Trust
87	Enterprise FM Trust
88	Enterprise FM Trust
89	Enterprise FM Trust
90	Enterprise FM Trust LSR LSE
91	Enterprise FM Trust
92	Enterprise FM Trust C/O
93	Enterprise FM Trust
94	Enterprise FM Trust Lessor Lessee
95	Enterprise FM Trust
96	Enterprise FM Trust
97	Enterprise FM Trust
98	Enterprise FM Trust
99	Enterprise FM Trust
100	Enterprise FM Trust
101	Enterprise FM Trust
102	Enterprise FM Trust LSR LSE
103	Enterprise FM Trust LSR LSE
104	Enterprise FM Trust LSR LSE
105	Enterprise FM Trust
106	Enterprise FM Trust
107	Enterprise FM Trust
108	Enterprise FM Trust
109	Enterprise FM Trust
110	Enterprise FM Trust
111	Enterprise FM Trust
112	Enterprise FM Trust
113	Enterprise FM Trust LSR LSE
114	Enterprise FM Trust
115	Enterprise FM Trust
116	Enterprise FM Trust LSR LSE

Exhibit 4 to Attachment A

Sample Lease Number	Owner

117	Enterprise FM Trust
118	Enterprise FM Trust
119	Enterprise FM Trust
120	Enterprise FM Trust
121	Enterprise FM Trust
122	Enterprise FM Trust LSR LSE
123	Enterprise FM Trust
124	Enterprise FM Trust
125	Enterprise FM Trust
126	Enterprise FM Trust%
127	Enterprise FM Trust
128	Enterprise FM Trust
129	Enterprise FM Trust
130	Enterprise FM Trust
131	Enterprise FM Trust Lessor Lessee
132	Enterprise FM Trust
133	Enterprise FM Trust LSR LSE
134	Enterprise FM Trust
135	Enterprise FM Trust
136	Enterprise FM Trust Lessor
137	Enterprise FM Trust
138	Enterprise FM Trust
139	Enterprise FM Trust
140	Enterprise FM Trust
141	Enterprise FM Trust
142	Enterprise FM Trust LSR LSE
143	Enterprise FM Trust
144	Enterprise FM Trust
145	Enterprise FM Trust
146	Enterprise FM Trust C/O
147	Enterprise FM Trust
148	Enterprise FM Trust LSR LSE
149	Enterprise FM Trust
150	Enterprise FM Trust

Exhibit 5 to Attachment A

Loss Payee and Additional Insured Name
Sample Lease Number	Loss Payee and Additional Insured Name

1	Enterprise FM Trust
2	Enterprise FM Trust
3	Self-Insured (physical damage) and Enterprise FM Trust (liability)
4	Enterprise FM Trust
5	Enterprise FM Trust
6	Enterprise FM Trust
7	Enterprise FM Trust
8	Self-Insured (physical damage) and Enterprise FM Trust (liability)
9	Enterprise FM Trust
10	Enterprise FM Trust
11	EHi Physical Damage Plan and Liability Plan
12	Enterprise FM Trust
13	Enterprise FM Trust
14	Self-Insured (physical damage) and Enterprise FM Trust (liability)
15	Enterprise FM Trust
16	Enterprise FM Trust
17	Enterprise FM Trust
18	EHi Physical Damage Plan and Liability Plan
19	Self-Insured (physical damage) and Enterprise FM Trust (liability)
20	Enterprise FM Trust
21	Enterprise FM Trust
22	Enterprise FM Trust
23	Self-Insured (physical damage) and Enterprise FM Trust (liability)
24	Enterprise FM Trust
25	Self-Insured (physical damage) and Enterprise FM Trust (liability)
26	Enterprise FM Trust
27	Enterprise FM Trust
28	Enterprise FM Trust
29	Enterprise FM Trust
30	Enterprise FM Trust
31	Enterprise FM Trust
32	Enterprise FM Trust
33	Self-Insured (physical damage) and Enterprise FM Trust (liability)
34	Enterprise FM Trust
35	EHi Physical Damage Plan and Enterprise FM Trust (liability)

Exhibit 5 to Attachment A

Sample Lease Number	Loss Payee and Additional Insured Name

36	Enterprise FM Trust
37	EHi Physical Damage Plan and Liability Plan
38	EHi Physical Damage Plan and Liability Plan
39	Enterprise FM Trust
40	EHi Physical Damage Plan and Enterprise FM Trust (liability)
41	Enterprise FM Trust
42	Enterprise FM Trust
43	Enterprise FM Trust
44	Self-Insured (physical damage and liability)
45	Enterprise FM Trust
46	Enterprise FM Trust
47	Self-Insured (physical damage) and Enterprise FM Trust (liability)
48	Enterprise FM Trust
49	Enterprise FM Trust
50	Enterprise FM Trust
51	Enterprise FM Trust
52	Enterprise FM Trust
53	Enterprise FM Trust
54	Enterprise FM Trust
55	Enterprise FM Trust
56	Enterprise FM Trust
57	Enterprise FM Trust
58	Enterprise FM Trust
59	Enterprise FM Trust
60	Enterprise FM Trust
61	Enterprise FM Trust
62	Enterprise FM Trust
63	Enterprise FM Trust
64	EHi Physical Damage Plan and Liability Plan
65	Self-Insured (physical damage and liability)
66	Self-Insured (physical damage) and Enterprise FM Trust (liability)
67	Enterprise FM Trust
68	Enterprise FM Trust
69	Self-Insured (physical damage) and Enterprise FM Trust (liability)
70	Enterprise FM Trust
71	Enterprise FM Trust
72	Enterprise FM Trust

Exhibit 5 to Attachment A

Sample Lease Number	Loss Payee and Additional Insured Name

73	Enterprise FM Trust
74	Enterprise FM Trust
75	Enterprise FM Trust
76	Enterprise FM Trust
77	Enterprise FM Trust
78	Enterprise FM Trust
79	EHi Physical Damage Plan and Liability Plan
80	Self-Insured (physical damage and liability)
81	Enterprise FM Trust
82	Enterprise FM Trust
83	Self-Insured (physical damage and liability)
84	Enterprise FM Trust (physical damage only)
85	Enterprise FM Trust
86	Enterprise FM Trust
87	Enterprise FM Trust
88	Enterprise FM Trust
89	Enterprise FM Trust
90	Enterprise FM Trust
91	Enterprise FM Trust
92	Enterprise FM Trust
93	Enterprise FM Trust
94	Enterprise FM Trust
95	Enterprise FM Trust
96	Self-Insured (physical damage) and Enterprise FM Trust (liability)
97	Enterprise FM Trust
98	Self-Insured (physical damage) and Enterprise FM Trust (liability)
99	Enterprise FM Trust
100	Enterprise FM Trust
101	EHi Physical Damage Plan and Liability Plan
102	Enterprise FM Trust
103	Enterprise FM Trust
104	Self-Insured (physical damage) and Enterprise FM Trust (liability)
105	EHi Physical Damage Plan and Liability Plan
106	Self-Insured (physical damage) and Enterprise FM Trust (liability)
107	Enterprise FM Trust
108	EHi Physical Damage Plan and Liability Plan
109	Self-Insured (physical damage and liability)

Exhibit 5 to Attachment A

Sample Lease Number	Loss Payee and Additional Insured Name

110	Enterprise FM Trust
111	Enterprise FM Trust
112	EHi Physical Damage Plan and Liability Plan
113	Enterprise FM Trust
114	Enterprise FM Trust
115	Enterprise FM Trust
116	Enterprise FM Trust
117	Enterprise FM Trust
118	Enterprise FM Trust
119	Enterprise FM Trust
120	Self-Insured (physical damage) and Enterprise FM Trust (liability)
121	Enterprise FM Trust
122	EHi Physical Damage Plan and Enterprise FM Trust (liability)
123	Enterprise FM Trust
124	Enterprise FM Trust (physical damage only)
125	Enterprise FM Trust
126	Enterprise FM Trust
127	Enterprise FM Trust
128	Enterprise FM Trust
129	Enterprise FM Trust
130	Enterprise FM Trust
131	Enterprise FM Trust
132	Enterprise FM Trust
133	Enterprise FM Trust
134	Enterprise FM Trust
135	Self-Insured (physical damage) and Enterprise FM Trust (liability)
136	Enterprise FM Trust
137	Enterprise FM Trust
138	Enterprise FM Trust
139	EHi Physical Damage Plan and Liability Plan
140	Enterprise FM Trust
141	Enterprise FM Trust
142	Enterprise FM Trust
143	Enterprise FM Trust
144	Enterprise FM Trust
145	Enterprise FM Trust
146	Enterprise FM Trust

Exhibit 5 to Attachment A

Sample Lease Number	Loss Payee and Additional Insured Name

147	Enterprise FM Trust
148	Enterprise FM Trust
149	Enterprise FM Trust
150	Enterprise FM Trust

Notes:

i.
For the purpose of the procedure described in Item 3.f. of Attachment A for Sample Leases that have System Screen Shots that indicate “Enterprise Enrollment Coverage” as the insurance carrier for both physical damage insurance and liability insurance, the Sponsor, on behalf of the Issuer, instructed us to use “EHi Physical Damage Plan and Liability Plan” for the loss payee name and additional insured name.

ii.
For the purpose of the procedure described in Item 3.f. of Attachment A for Sample Leases that have System Screen Shots that indicate “Enterprise Enrollment Coverage” as the insurance carrier for physical damage insurance only, the Sponsor, on behalf of the Issuer, instructed us to use “EHi Physical Damage Plan” for the loss payee name.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the Sponsor, on behalf of the Issuer, described in the notes above.

Exhibit 6 to Attachment A
Sample Characteristic Difference
Between the Preliminary Base Data File and Base Data File
Sample Lease Number	Sample Characteristic	Preliminary Base Data File Value	Base Data File Value

146	Vehicle residual value	$4,139.82	$3,538.51